UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23999

Nuveen Enhanced CLO Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1.	Reports to Stockholders.

Interval Funds
Nuveen Interval Funds
August 31, 2025
Annual
Report
Fund Name Class A1 Class A2 Class I
Nuveen Enhanced CLO Income Fund NCLYX NCLZX NCLOX

Table
of Contents
Important Notices 3
Discussion of Fund Performance 4
Common Share Information 6
About the Fund’s Benchmark 7
Fund Performance, Expense Ratios and Holdings Summaries 8
Expense Examples 12
Report of Independent Registered Public Accounting Firm 13
Portfolio of Investments 14
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 21
Notes to Financial Statements 23
Important Tax Information 30
Additional Fund Information 31
Glossary of Terms Used in this Report 32
Board Members & Officers 33

Important Notices

Fund Reorganization:
Prior to commencement of the Fund’s operations, all of the assets of a Cayman Islands exempted limited partnership, Nuveen CLO Opportunities Master Fund LP (the “Master Fund”), through which Nuveen CLO Opportunities Fund LP, a private fund relying on an exemption from registration under section 3(c)(7) of the 1940 Act (the “Predecessor Fund”), invested were transferred to the Fund and the Predecessor Fund and the Master Fund ceased operations (the “Reorganization”). The Predecessor
Fund distributed Class I Common Shares of the Fund obtained in the Reorganization to limited partners (“LPs”) in the Predecessor
Fund, with each LP receiving Class I Common Shares of the Fund equal in value to the value of their holdings in the Predecessor
Fund immediately prior to the Reorganization. Thereafter, the Predecessor Fund and the Master Fund ceased operations and were dissolved under state law. The Predecessor Fund was originally organized as a Delaware limited partnership on August 15, 2022 and commenced investment operations on September 30, 2022. The Predecessor Fund (through its investments in the Master Fund) had investment policies, an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Predecessor Fund and the Master Fund were also managed by Nuveen Asset Management, LLC, who is the Fund’s sub-adviser and is responsible for investing the Fund’s Managed Assets, and is a subsidiary of the Fund’s investment adviser, Nuveen
Fund Advisors, LLC.

Discussion of
Fund Performance
Nuveen Enhanced CLO Income Fund (ECLO)
Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, is the investment adviser for the Nuveen
Enhanced CLO Income Fund (ECLO). The portfolio managers are Himani Trivedi and Joshua Grumer.
Below is a discussion of Fund performance and the factors that contributed and detracted during the reporting period ended
August 31, 2025. For more information on Fund investment objectives and policies, please refer to the Shareholder Update section at the end of the report.
Nuveen Enhanced CLO Income Fund (ECLO)
What factors affected markets during the annual reporting period?
• During the reporting period, U.S. markets were driven by sticky but easing inflation, a restrictive Federal Reserve policy and shifting interest rate-cut expectations. U.S. markets sold off in early 2025 but rebounded as inflation cooled and earnings held up, while tariffs and higher borrowing costs pressured selected sectors.
• Collateralized loan obligation (CLO) issuance was strong during the reporting period overall, despite a brief slowdown in early 2025 amid elevated market volatility. As conditions improved in the spring and summer of 2025, liability spreads tightened, sparking a surge of resets and refinancings. By August, issuance had topped $220 billion year-to-date, with equity tranches benefiting from elevated loan coupons and cheaper liabilities, while institutional demand and exchange-
traded fund (ETF) inflows kept the market resilient despite rising downgrades and tariff-related credit stress.
What key strategies were used to manage the Fund during the annual reporting period?
• During the reporting period, the Fund emphasized active positioning across the CLO capital stack, with strategies focused on managing equity exposure through volatility and selectively adding to BB-rated credit during periods of market dislocation. Equity tranches came under pressure during the April sell-off but rebounded as loan prices and liability spreads tightened in May and June, supported by seasoned deals with strong collateral and stable cash flows.
The Fund added BB-rated positions as spreads widened, to enhance carry and relative value while managing downside risk.
• Throughout the reporting period, security selection and manager rotation were central to performance, with a consistent emphasis on quality and vigilance around potential liability management exercises and distressed exchanges as macro uncertainty increased into the second half of the reporting period.
How did the Fund perform and what factors affected relative performance?
For the twelve-month reporting period ended August 31, 2025, ECLO returned 10.17%. The Fund outperformed the S&P UBS
Leveraged Loan Index, which returned 7.36%.*
Top contributors to relative performance
• Exposure to BB-rated tranches
• Position in CLO equity
Top detractors from relative performance
• Exposure to single-A and higher rated tranches.
*On January 10, 2025, all of the assets of a Cayman Islands exempted limited partnership through which a private fund invested (the
"Predecessor Fund") were transferred to the Nuveen Enhanced CLO Income Fund (the "Reorganization "). Information portrayed prior to the date of the Reorganization reflects the Predecessor Fund. The Predecessor Fund commenced investment operations on
September 30, 2022. Prior to the date of the Reorganization, Nuveen Enhanced CLO Income Fund had not commenced investment operations. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore was not subject to certain investment restrictions imposed by the 1940 Act on registered investment companies. If the
Predecessor Fund had been registered under the 1940 Act, the Predecessor Fund's performance may have been adversely affected.
Please see important information on fees and expenses in Nuveen Enhanced CLO Income Fund's current prospectus.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of August 31, 2025.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current reporting period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund intends to declare distributions daily and pay such distributions monthly out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period.
Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
REPURCHASE OFFER
In order to provide liquidity to common shareholders, the Fund has adopted a fundamental investment policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding
Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee.
Refer to the Notes to Financial Statements for further details on the Fund’s repurchase offer.
Monthly Distributions (Ex-Dividend Date) Class A1 Class A2 Class I
February 2025* $ 0.1710 $ 0.1750 $ 0.1835
March 2025 0.1710 0.1750 0.1835
April 2025 0.1710 0.1750 0.1835
May 2025 0.1710 0.1755 0.1835
June 2025 0.1710 0.1755 0.1835
July 2025 0.1710 0.1755 0.1835
August 2025 0.1710 0.1755 0.1835
Total Distributions from Net Investment Income $ 1.1970 $ 1.2270 $ 1.2845
*Initial distribution declared by the Fund.
Class A1 Class A2 Class I
Distribution Rate on NAV* 10.43% 10.71% 11.19%
*Distribution rate represents the latest declared distribution, annualized, divided by the Fund's current net asset value (NAV) as of the end of the reporting period.

About the Fund’s Benchmark

S&P UBS Leveraged Loan Index
: An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. On December 4, 2024, the Credit
Suisse Leveraged Loan Index was renamed the S&P UBS Leveraged Loan Index.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at NAV would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A1 Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc.
and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Enhanced CLO Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2025

Fund Performance* and Expense Ratios
* Effective on the close of business on January 10, 2025, all of the assets of a Cayman Islands exempted limited partnership through which a private fund invested (the “Predecessor Fund”) were transferred to the Fund (the “Reorganization”) and the Fund com-
menced investment operations. Performance portrayed prior to the date of the Reorganization reflects the Predecessor Fund which commenced investment operations on September 30, 2022. The Predecessor Fund was not registered under the Investment Com-
pany Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions imposed by the
1940 Act on registered investment companies. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor
Fund’s performance may have been adversely affected. The performance for the Predecessor Fund has not been restated to reflect the current expenses of the Fund. If the current expenses of the Fund had been reflected, the performance of the Predecessor
Fund would have been different because the Fund has different expenses than the Predecessor Fund. For purposes of Fund perfor-
mance, relative results are measured against the S&P UBS Leveraged Loan Index.
** Class A1 Shares have a maximum 2.50% sales charge (Offering Price). Class A1 Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1.50% if repur-
chased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 and Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The expense ratios reflect the expenses of the Fund and not the Predecessor Fund. The Fund’s investment adviser has contrac-
tually agreed to waive fees and/or reimburse Fund expenses through July 31, 2027 so that total annual Fund operating expenses
(excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquir-
ing and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.50% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
**** The inception date for the performance information in the table is September 30, 2022, the date the Predecessor Fund com-
menced investment operations.
Total Returns as of
August 31, 2025**
Expense
Ratios***
Average Annual
Performance
Inception
Date**** 1-Year
Since
Inception****
Class A1 at NAV 9/30/22 10.17% 13.99% 2.25%
Class A1 at maximum Offering Price 9/30/22 7.42% 13.00% —
S&P UBS Leveraged Loan Index — 7.36% 9.82% —
Class A2 9/30/22 10.34% 14.05% 2.00%
Class I 9/30/22 10.71% 14.18% 1.50%

Fund Performance, Expense Ratios and Holdings Summaries August 31,
2025
(continued)
Growth of an Assumed $10,000 Investment as of August 31, 2025
 - Class A1
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings
Fund Allocation
(% of net assets)
Asset-Backed Securities 98 .3%
Repurchase Agreements 3 .4%
Other Assets & Liabilities, Net (1.7)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
A 3.7%
BBB 11.1%
BB or Lower 58.3%
N/R (not rated) 23.5%
N/A (not applicable) 3.4%
Total 100%

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $10,000 invested at January 10, 2025 (commencement of operations of the Fund) and held for the entire reporting period. The examples are also based on the Fund's actual expenses, which may vary from the expense rates shown in the Fund's prospectus.
What were the Fund's costs for the period since inception? (based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage
of $10,000 investment*
Class A1 Shares $227 2.22%
Class A2 Shares $203 1.98%
Class I Shares $152 1.48%
* Annualized for period less than one year.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Enhanced CLO Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Nuveen Enhanced CLO Income Fund (the "Fund") as of August 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 10, 2025
(commencement of operations) through August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August
31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period January
10, 2025 (commencement of operations) through August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 29, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments August 31, 2025
Enhanced CLO Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
ASSET-BACKED SECURITIES - 98.3% –
$ 1,250,000 (a),(b) Aimco CLO 14 Ltd, Series 2021 14A, (TSFR3M + 6.012%) 10 .337% 04/20/34 $ 1,253,804
6,000,000 (a),(b) AIMCO CLO Series 2018-A, Series 2018 AA, (TSFR3M +
2.850%)
7 .172 10/17/37 6,038,502
1,000,000 (a),(b) AIMCO CLO Series 2018-A, Series 2018 AA, (TSFR3M +
5.250%)
9 .572 10/17/37 1,009,642
3,000,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10 .675 01/20/35 3,015,000
2,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 10 .618 07/20/38 2,520,482
2,500,000 (a),(b) Allegro CLO XV Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9 .811 04/20/38 2,490,735
1,714,459 (a),(b),(c) Anchorage Capital CLO 19 Ltd, Series 2021 19A 53 .455 10/15/34 1,225,665
2,000,000 (a),(b),(c) ARES LX CLO LTD, Series 2021 60A 17 .541 07/18/34 943,074
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 10 .283 10/15/38 752,664
2,000,000 (a),(b),(c),(d) ARES XLV CLO Ltd, Series 2017 45A 0 .000 10/15/30 252,353
1,500,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 7.112%) 11 .434 04/17/33 1,500,075
3,000,000 (a),(b),(e) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9 .115 07/17/38 3,015,000
750,000 (a),(b) Barings CLO Ltd 2019-III, Series 2019 3A, (TSFR3M + 5.850%) 10 .175 01/20/36 753,668
1,000,000 (a),(b),(e) Barings CLO Ltd 2023-II, Series 2023 2A, (TSFR3M + 5.100%) 0 .000 10/20/38 1,005,000
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 27 .893 04/20/34 48,741
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A 14 .511 04/20/34 1,607,784
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 27 .627 04/20/34 20,976
1,000,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (TSFR3M + 7.112%) 8 .034 04/24/34 924,872
2,500,000 (a),(b) Benefit Street Partners CLO IX Ltd, Series 2016 9A, (TSFR3M +
5.900%)
10 .225 10/20/37 2,523,265
1,500,000 (a),(b) Benefit Street Partners CLO X Ltd, Series 2016 10A, (TSFR3M +
5.000%)
9 .325 07/20/38 1,503,783
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd, Series 2024 38A,
(TSFR3M + 4.000%)
8 .318 01/25/38 2,015,262
1,000,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 6.250%) 10 .575 04/21/35 999,794
32,150,000 (a),(b),(c) Buttermilk Park CLO Ltd, Series 2018 1A 19 .158 10/15/31 9,469,011
1,778,000 (a),(b),(c),(d) CARLYLE US CLO 2018-2 Ltd, Series 2018 2A 0 .000 10/15/31 102,928
1,500,000 (a),(b) Carlyle US CLO 2022-3 Ltd, Series 2022 3A, (TSFR3M +
6.690%)
11 .015 04/20/37 1,513,980
962,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11 .376 07/25/36 976,040
1,500,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 6.262%) 1 .000 07/17/34 1,511,641
1,500,000 (a),(b),(c) CIFC Funding 2017-III Ltd, Series 2017 3A 17 .997 04/20/37 472,077
6,825,000 (a),(b),(c) CIFC Funding 2018-II Ltd, Series 2018 2A 19 .393 10/20/37 2,894,455
4,250,000 (a),(b) CIFC Funding 2019-I Ltd, Series 2019 1A, (TSFR3M + 5.750%) 10 .075 10/20/37 4,308,187
2,775,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10 .829 07/15/36 2,796,934
555,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 2.312%) 6 .637 10/20/34 557,022
1,540,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 6.762%) 11 .087 10/20/34 1,548,669
2,000,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (TSFR3M + 6.762%) 11 .087 10/20/34 2,012,196
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 10 .318 07/25/37 2,518,477
750,000 (a),(b),(c) CIFC Funding 2021-II, Series 2021 2A 13 .976 04/15/34 404,604
2,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 10 .519 07/23/37 2,279,191
1,675,000 (a),(b) CIFC Funding 2021-VI Ltd, Series 2021 6A, (TSFR3M + 6.512%) 10 .829 10/15/34 1,687,033
925,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 9 .075 04/19/35 929,027
2,000,000 (a),(b) CIFC Funding 2024-V Ltd, Series 2024 5A, (TSFR3M + 2.850%) 7 .182 01/22/38 2,015,720
1,500,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9 .779 10/20/38 1,507,459
2,000,000 (a),(b) Elmwood CLO 19 Ltd, Series 2022 6A, (TSFR3M + 7.000%) 11 .322 10/17/36 2,017,072
670,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 10 .322 01/17/37 672,139
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10 .779 04/18/37 2,031,748
2,000,000 (a),(b),(c) Elmwood CLO I Ltd, Series 2019 1A 17 .476 04/20/37 1,046,968
750,000 (a),(b) Elmwood CLO VI Ltd, Series 2020 3A, (TSFR3M + 5.900%) 10 .229 07/18/37 753,535
5,000,000 (a),(b) Elmwood CLO VII Ltd, Series 2020 4A, (TSFR3M + 5.900%) 10 .222 10/17/37 5,033,895
3,000,000 (a),(b) Elmwood CLO VIII Ltd, Series 2021 1A, (TSFR3M + 6.250%) 10 .575 04/20/37 3,014,997
1,000,000 (a),(b) Galaxy XXV CLO Ltd, Series 2018 25A, (TSFR3M + 5.750%) 10 .010 04/25/36 1,005,000
1,000,000 (a),(b) Goldentree Loan Management US CLO 1 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
12 .087 10/20/34 972,644
1,500,000 (a),(b) Goldentree Loan Management US CLO 12 Ltd, Series 2022
12A, (TSFR3M + 5.700%)
10 .025 07/20/37 1,509,562

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 2,500,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, Series 2019 6A,
(TSFR3M + 4.500%)
8 .825% 04/20/35 $ 2,467,337
3,000,000 (a),(b) Goldentree Loan Management US CLO 7 Ltd, Series 2020 7A,
(TSFR3M + 5.250%)
9 .575 04/20/34 3,014,277
18,900,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 14 .396 10/20/37 15,873,656
37,700,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 15 .037 10/20/37 278,226
2,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
11 .232 04/22/37 2,020,904
1,500,000 (a),(b) KKR CLO 22 Ltd, Series 2018 22A, (TSFR3M + 6.262%) 10 .587 07/20/31 1,496,827
1,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 9 .618 04/15/37 1,009,872
5,000,000 (a),(b),(c) KKR CLO 32 Ltd, Series 2020 32A 20 .095 04/15/37 2,689,805
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 11 .575 10/20/34 3,952,588
750,000 (a),(b) Madison Park Funding XXVIII Ltd, Series 2018 28A, (TSFR3M +
6.350%)
10 .668 01/15/38 756,043
750,000 (a),(b) Magnetite XIX Ltd, Series 2017 19A, (TSFR3M + 5.100%) 9 .422 04/17/34 754,698
1,500,000 (a),(b) Magnetite Xli Ltd, Series 2024 41A, (TSFR3M + 1.780%) 6 .098 01/25/38 1,503,781
1,250,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 2.312%) 6 .630 01/25/35 1,252,996
750,000 (a),(b) Magnetite XXVII Ltd, Series 2020 27A, (TSFR3M + 6.262%) 10 .587 10/20/34 754,120
500,000 (a),(b) Magnetite XXXI Ltd, Series 2021 31A, (TSFR3M + 3.262%) 7 .579 07/15/34 502,147
3,000,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 7.250%) 11 .568 10/25/36 3,028,785
1,000,000 (a),(b) Magnetite XXXVII Ltd, Series 2023 37A, (TSFR3M + 7.000%) 11 .325 10/20/36 1,009,096
750,000 (a),(b) MidOcean Credit CLO XVI, Series 2024 16A, (TSFR3M +
2.000%)
6 .269 10/20/37 753,968
7,750,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A, (TSFR3M +
5.250%)
9 .575 01/20/39 7,767,422
4,135,000 (a),(b),(c) Neuberger Berman CLO XXI Ltd, Series 2016 21A 17 .761 01/20/39 2,799,891
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
11 .325 10/19/38 3,079,863
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
9 .329 07/20/39 1,506,576
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
9 .250 10/16/37 1,507,368
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 5.750%)
10 .049 04/15/34 1,507,445
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 42 Ltd, Series 2021
42A, (TSFR3M + 1.850%)
6 .168 07/16/36 1,005,337
750,000 (a),(b) Neuberger Berman Loan Advisers CLO 42 Ltd, Series 2021
42A, (TSFR3M + 2.500%)
6 .818 07/16/36 750,914
1,250,000 (a),(b) Neuberger Berman Loan Advisers CLO 51 Ltd, Series 2022
51A, (TSFR3M + 5.700%)
10 .019 10/23/36 1,253,230
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10 .832 04/22/38 2,030,598
2,300,000 (a),(b) Neuberger Berman Loan Advisers CLO 61 Ltd, Series 2025
61A, (TSFR3M + 1.800%)
6 .122 07/17/39 2,303,206
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11 .825 04/20/38 1,536,089
1,750,000 (a),(b) Neuberger Berman Loan Advisers NBLA CLO 52 Ltd, Series
2022 52A, (TSFR3M + 6.000%)
10 .319 10/24/38 1,769,647
1,000,000 (a),(b) Newark BSL CLO 1 Ltd, Series 2016 1A, (TSFR3M + 6.512%) 10 .825 12/21/29 995,875
2,000,000 (a),(b) Octagon 52 Ltd, Series 2021 1A, (TSFR3M + 7.330%) 11 .649 07/23/37 2,025,054
2,500,000 (a),(b) Octagon 58 Ltd, Series 2022 1A, (TSFR3M + 6.250%) 10 .568 04/15/38 2,560,173
1,000,000 (a),(b) Octagon Investment Partners 43 Ltd, Series 2019 1A, (TSFR3M
+ 6.862%)
11 .180 10/25/32 1,001,880
750,000 (a),(b) OHA Credit Funding 2 LTD, Series 2019 2A, (TSFR3M +
3.700%)
8 .025 01/21/38 752,854
1,000,000 (a),(b) OHA Credit Funding 4 Ltd, Series 2019 4A, (TSFR3M + 2.700%) 7 .032 01/22/38 1,007,763
750,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 1.750%) 6 .075 01/20/38 751,686
1,000,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 2.650%) 6 .975 01/20/38 1,008,046
2,750,000 (a),(b),(c) Palmer Square CLO 2015-1 Ltd, Series 2015 1A 40 .743 05/21/34 526,719
4,323,000 (a),(b),(c) Palmer Square CLO 2021-4 Ltd, Series 2021 4A 20 .224 07/15/38 2,456,562
1,500,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
5.750%)
10 .022 07/15/38 1,514,879

Portfolio of Investments August 31, 2025
(continued)
Enhanced CLO Income

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,000,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
8.000%)
12 .272% 07/15/38 $ 982,151
1,500,000 (a),(b) Palmer Square CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
5.500%)
10 .061 10/20/37 1,513,415
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
3.750%)
8 .075 01/20/38 1,988,764
938,000 (a),(b) Palmer Square CLO Ltd, Series 2022 1A, (TSFR3M + 6.350%) 10 .675 04/20/35 945,127
500,000 (a),(b) Point Au Roche Park CLO Ltd, Series 2021 1A, (TSFR3M +
6.362%)
10 .687 07/20/34 503,351
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10 .825 07/20/37 2,525,893
1,500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 11 .075 10/20/37 1,509,920
1,000,000 (a),(b) Rad CLO 9 Ltd, Series 2020 9A, (TSFR3M + 5.750%) 10 .068 01/15/38 989,590
1,350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 10 .318 01/15/38 1,356,986
1,500,000 (a),(b) Regatta XXIII Funding Ltd, Series 2021 4A, (TSFR3M + 6.962%) 7 .763 01/20/35 1,510,951
1,250,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (TSFR3M +
6.012%)
6 .813 10/20/30 1,234,909
1,850,000 (a),(b) Rockford Tower CLO 2022-2 Ltd, Series 2022 2A, (TSFR3M +
5.150%)
9 .475 10/20/35 1,861,032
1,000,000 (a),(b) Sixth Street CLO VIII Ltd, Series 2017 8A, (TSFR3M + 6.750%) 11 .075 10/20/34 999,990
1,000,000 (a),(b) Sixth Street CLO XX Ltd, Series 2021 20A, (TSFR3M + 2.950%) 7 .213 07/17/38 1,005,672
3,000,000 (a),(b) TCW CLO 2020-1 Ltd, Series 2020 1A, (TSFR3M + 3.400%) 7 .725 04/20/34 3,015,894
3,000,000 (a),(b) TCW CLO 2024-1 Ltd, Series 2024 1A, (TSFR3M + 7.090%) 11 .408 01/16/37 3,019,191
2,000,000 (a),(b) TCW CLO 2025-1 LTD, Series 2025 1A, (TSFR3M + 5.900%) 10 .225 04/20/38 2,009,544
1,500,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 13 .457 04/20/34 1,379,551
1,000,000 (a),(b) TICP CLO XI Ltd, Series 2018 11A, (TSFR3M + 6.700%) 11 .018 04/25/37 1,015,392
1,000,000 (a),(b) Trinitas CLO Ltd, Series 2021 18A, (TSFR3M + 7.312%) 11 .637 01/20/35 988,948
3,000,000 (a),(b),(c) Unity-Peace Park CLO Ltd, Series 2022 1A 15 .213 04/20/35 1,718,910
1,500,000 (a),(b) Upland CLO Ltd, Series 2016 1A, (TSFR3M + 3.162%) 7 .487 04/20/31 1,504,799
TOTAL ASSET-BACKED SECURITIES
(Cost $217,405,971) 213,100,535
TOTAL LONG-TERM INVESTMENTS
(Cost $217,405,971) 213,100,535
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.4%
7,425,000 REPURCHASE AGREEMENTS - 3.4% 7,425,000
7,425,000 (f) Fixed Income Clearing Corporation 4 .260 09/02/25 7,425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,425,000) 7,425,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,425,000) 7,425,000
TOTAL INVESTMENTS - 101.7%
(Cost $224,830,971) 220,525,535
OTHER ASSETS & LIABILITIES, NET -   (1.7)% (3,600,766)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 216,924,769
I/O Interest only security
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $213,100,535 or 96.6% of Total Investments.
(c) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The rate shown is the estimated yield based upon a current projection of the amount and timing of these recurring distributions, and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(d) Security is in the process of liquidation.

See Notes to Financial Statements
(e) When-issued or delayed delivery security.
(f) Agreement with Fixed Income Clearing Corporation, 4.260% dated 8/29/25 to be repurchased at $7,428,515 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 5/15/28, valued at $7,573,604.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2025
Enhanced CLO
Income
ASSETS
Long-term investments, at value
†
$ 213,100,535
Short-term investments, at value
◊
7,425,000
Cash 277,451
Receivables:
Interest 1,986,190
Investments sold 500,000
Reimbursement from Adviser 47,648
Other 25,868
Total assets 223,362,692
LIABILITIES
Payables:
Management fees 247,865
Dividends 2,022,863
Interest 8
Investments purchased - when-issued/delayed-delivery settlement 4,000,000
Accrued expenses:
Custodian fees 43,222
Trustees fees 1,836
Professional fees 74,700
Shareholder reporting expenses 7,169
Shareholder servicing agent fees 6,633
Distribution and service fees (12b-1) 26
Other 33,601
Total liabilities 6,437,923
Net assets applicable to common shares $ 216,924,769
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Paid-in capital $ 220,474,213
Total distributable earnings (loss) (3,549,444)
Net assets applicable to common shares $ 216,924,769
†
   Long-term investments, cost $ 217,405,971
◊
   Short-term investments, cost $ 7,425,000
Enhanced CLO
Income
CLASS A1:
Net assets $ 24,588
Common Shares outstanding 1,250
Net asset value ("NAV") per common share $ 19.67
Maximum sales charge 2.50%
Offering price per common share (NAV per common share plus maximum sales charge) $ 20.17
CLASS A2:
Net assets $ 24,590
Common Shares outstanding 1,250
NAV and offering price per common share $ 19.67
CLASS I:
Net assets $ 216,875,591
Common Shares outstanding 11,021,413
NAV and offering price per common share $ 19.68
Authorized shares - per class Unlimited
Par value per common share $   0.01

Statement of Operations
See Notes to Financial Statements

``
For the period January 10, 2025 (commencement of operations) through August 31, 2025
Enhanced CLO
Income
INVESTMENT INCOME
Interest $ 17,021,673
Total investment income 17,021,673
EXPENSES
–
Management fees 1,841,765
Distribution and service fees (12b-1) - Class A1 117
Distribution and service fees (12b-1) - Class A2 78
Shareholder servicing agent fees - Class A1 7
Shareholder servicing agent fees - Class A2 7
Shareholder servicing agent fees - Class I 64,994
Interest expense 32
Trustees fees 5,108
Custodian expenses 43,222
Registration fees 69,476
Professional fees 98,316
Shareholder reporting expenses 11,699
Other 4,507
Total expenses before fee waiver/expense reimbursement 2,139,328
Fee waiver/expense reimbursement (84,253)
Net expenses 2,055,075
Net investment income (loss) 14,966,598
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (54,684)
Net realized gain (loss) (54,684)
Change in unrealized appreciation (depreciation) on:
Investments (4,305,436)
Net change in unrealized appreciation (depreciation) (4,305,436)
Net realized and unrealized gain (loss) (4,360,120)
Net increase (decrease) in net assets applicable to common shares from operations $ 10,606,478

Statement of Changes in Net Assets
See Notes to Financial Statements

Enhanced CLO Income
For the period
1/10/25
(commencement of
operations)
through
8/31/25
OPERATIONS
Net investment income (loss) $ 14,966,598
Net realized gain (loss) (54,684)
Net change in unrealized appreciation (depreciation) (4,305,436)
Net increase (decrease) in net assets applicable to common shares from operations 10,606,478
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends:
Class A1 (1,497)
Class A2 (1,534)
Class I (14,153,086)
Total distributions (14,156,117)
FUND SHARE TRANSACTIONS
Fund Reorganization 220,120,449
Subscriptions 300,000
Reinvestments of distributions 3,959
Net increase (decrease) applicable to common shares from Fund share transactions 220,424,408
Net increase (decrease) in net assets applicable to common shares 216,874,769
Net assets applicable to common shares at the beginning of period 50,000
Net assets applicable to common shares at the end of period $ 216,924,769

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Common
Share
Net Asset
Value,
End of
Period
Enhanced CLO Income
Class
A1
8/31/25
(d)
$ 20.00 $ 1.26 $ (0.39) $ 0.87 $ (1.20) $ — $ (1.20) $ 19.67
Class
A2
8/31/25
(d)
20.00 1.30 (0.40) 0.90 (1.23) — (1.23) 19.67
Class
I
8/31/25
(d)
20.00 1.36 (0.40) 0.96 (1.28) — (1.28) 19.68
(a)
Based on average common shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the period January 10, 2025 (commencement of operations) through August 31, 2025.
(e)
Annualized.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .51% $ 25 2 .29%
(e)
2 .23%
(e)
10 .07%
(e)
29%
4 .66 25 2 .04
(e)
1 .98
(e)
10 .32
(e)
29
5 .02 216,876 1 .54
(e)
1 .48
(e)
10 .81
(e)
29

Notes to Financial Statements

1. General Information
Fund Information: The fund covered in this report is Nuveen Enhanced CLO Income Fund (the “Fund”). The Fund is registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended, as a closed-end management investment company that continually offers its common shares of beneficial interest (“Common Shares”) and is operated as an “interval fund.” The Fund was organized as a Massachusetts business trust on August 29, 2024.
Current Fiscal Period: The end of the reporting period for the Fund is August 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal period January 10, 2025 (commencement of operations) through August 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Fund Reorganization: Prior to commencement of the Fund’s operations, all of the assets of a Cayman Islands exempted limited partnership,
Nuveen CLO Opportunities Master Fund LP (the “Master Fund”), through which Nuveen CLO Opportunities Fund LP, a private fund relying on an exemption from registration under section 3(c)(7) of the 1940 Act (the “Predecessor Fund”), invested were transferred to the Fund and the
Predecessor Fund and the Master Fund ceased operations (the “Reorganization”). The Predecessor Fund distributed 11,006,022 Class I Common
Shares of the Fund, valued at $220,120,449, obtained in the Reorganization to limited partners (“LPs”) in the Predecessor Fund, with each LP receiving Class I Common Shares equal in value to the value of their holdings in the Predecessor Fund immediately prior to the Reorganization.
Thereafter, the Predecessor Fund and the Master Fund ceased operations and were dissolved under state law. The Predecessor Fund was originally organized as a Delaware limited partnership on August 15, 2022 and commenced investment operations on September 30, 2022. The Predecessor
Fund (through its investments in the Master Fund) had investment policies, an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Predecessor Fund and the Master Fund were also managed by the Sub-Adviser.
Share Classes and Sales Charges: Class A1 Shares are generally sold with an up-front sales charge. Class A1 Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1.50%
if repurchased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation: The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Collateralized Loan Obligations (“CLOs”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial
Assets. The Fund monitors the expected residual payments, and effective yield is determined and updated periodically, as needed. Accordingly, investment income recognized on CLO equity tranches in the U.S. GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the quarterly period.

Notes to Financial Statements
(continued)
Multiclass Operations and Allocations: Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statement of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Organizational Expenses: Prior to the commencement of operations on January 10, 2025, the Fund had no operations other than those related to organizational matters and the Fund’s initial contribution of $50,000 by the Adviser.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Fund adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial positions or the results of their operations.
The Fund represents a single operating segment. The officers of the Fund act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund. For the current fiscal period, the Fund did not pay any federal, state and local income taxes or any income taxes in foreign jurisdictions.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:

The prices of CLOs are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields, spreads or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
For certain securities that are less liquid and of lower quality, such as CLO equity tranches, pricing services may incorporate information regarding the security, its issuer, or relevant market activity as provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the availability of observable market information.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Collateralized Loan Obligations: CLOs are asset-backed securities that are typically collateralized principally by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade (commonly known as “high yield” or “junk” bonds). The special purpose entity typically issues one or more classes
(sometimes referred to as “tranches”) of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CLOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CLO structure to obtain the desired credit ratings for the most highly rated debt securities issued by a CLO. The types of credit enhancement used include
“internal” credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts. The key feature of the CLO structure is the prioritization of the cash flows from a pool of securities among the several tranches of the CLO. As interest payments are received, the CLO makes contractual interest payments to each tranche of debt based on its seniority. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated tranche (often referred to as the “residual” or “equity” tranche). The contractual provisions setting out this order of payments are set out in detail in the relevant CLO’s indenture. These provisions are referred to as the “priority of payments” or the “waterfall” and determine the terms of payment of any other obligations that may be required to be paid ahead of payments of interest and principal on the securities issued by a CLO. In addition, for payments to be made to each tranche, after the most senior tranche of debt, there are various tests that must be complied with, which are different for each CLO. If a coverage test is failing, proceeds will be diverted to repay principal on the senior tranches until the test passes.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Enhanced CLO Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 213,100,535 $ – $ 213,100,535
Short-Term Investments:
Repurchase Agreements – 7,425,000 – 7,425,000
Total $ – $ 220,525,535 $ – $ 220,525,535
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
ECLO Fixed Income Clearing Corporation $ 7,425,000 $ (7,573,604)

Notes to Financial Statements
(continued)
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Quarterly Repurchase Offer: In order to provide liquidity to common shareholders, the Fund has adopted a fundamental policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at
NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee and no amounts were charged during the current fiscal period. However, the Fund may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the Common Shareholder whose Common Shares are being repurchased.
During the current fiscal period, the Fund did not engage in any repurchase offers.
Common Share Transactions
Transactions in common shares during the current fiscal period were as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Enhanced CLO Income
$ 72,153,153 $ 62,073,612

7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments and nondeductible expenses.
Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
For the period 1/10/25
(commencement of operations)
through 8/31/25
*
Enhanced CLO Income Shares Value
Shares issued in the Reorganization:
Class I 11,006,022 $220,120,449
Total Reorganization 11,006,022 220,120,449
Subscriptions:
Class I 15,189 300,000
Total subscriptions 15,189 300,000
Reinvestments of distributions:
Class I 202 3,959
Total reinvestments of distributions 202 3,959
Net increase (decrease) 11,021,413 $220,424,408
* Prior to the commencement of operations, the Adviser owned 1,250 of Class A1 and 1,250 of Class A2 shares, which are still held as of the end of the current fiscal period.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Enhanced CLO Income
$ 227,148,114 $ 807,100 $ (7,429,679) $ (6,622,579)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Enhanced CLO Income
$ 5,157,861 $ — $ (6,622,579) $ (61,863) $ — $ (2,022,863) $ (3,549,444)
For the period 1/10/25
(commencement of operations)
through 8/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Enhanced CLO Income
$ 14,156,117 $ —

Notes to Financial Statements
(continued)
As of year end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
*   The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027, so that the total annual operating expenses of the Fund
(excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.50% of the average daily managed assets of any class of Fund shares.
This expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees: The Fund has adopted a Distribution and Servicing Plan for Class A1 Common Shares and Class A2 Common
Shares of the Fund. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its Common Shares. Although the
Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to, among other things, impose distribution and shareholder servicing fees. The Distribution and Servicing Plan permits the Fund to compensate the Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, for using reasonable efforts to secure purchasers of the Fund’s Common Shares, including by providing continuing information and investment services and/or by making payments to certain authorized institutions in connection with the sale of Common Shares or servicing of shareholder accounts. Most or all of the distribution and/
or service fees are paid to financial firms through which Shareholders may purchase or hold Class A1 Common Shares and/or Class A2 Common
Shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class
Fund Short-Term Long-Term Total
Enhanced CLO Income $ 61,863 $ — $ 61,863
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 1.1900%
For the next $125 million 1.1775
For the next $250 million 1.1650
For the next $500 million 1.1525
For the next $1 billion 1.1400
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Enhanced CLO Income
0.1568%

A1 Common Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A1 Common Shares) is 0.75%. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A2 Common
Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A2 Common Shares) is 0.50%.
Other Transactions with Affiliates: The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
9. Borrowing Arrangements
Line of Credit: The Fund, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified Interest Income (QII)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Enhanced CLO Income
$ —
Fund
1/10/25
(commencement
of operations) to
Current
Year End
Percentage
Enhanced CLO Income
1 .1%

Additional Fund Information
(U
naudited)
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
DST Asset Manager Solutions,
Inc. (DST)
333 West 11th Street
5th Floor
Kansas City, MO 64105
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(U
naudited)
Asset-Backed Securities (ABS)
: Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Collateralized Loan Obligation (CLO)
: A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.
Net Asset Value (NAV) Per Share:
A fund's Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund's Net Assets divided by its number of shares outstanding.

Board Members & Officers

(U
naudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Joseph A. Boateng
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2019
Class II
Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
219
Michael A. Forrester
1967
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2007
Class I
Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Director,
Aflac Incorporated (since 2025); Trustee, Dexter Southfield
School (since 2019); Member (since 2020), Governing Council
of the Independent Directors Council (IDC); Trustee, the College
Retirement Equities Fund and Manager, TIAA Separate Account
VA-1 (2007–2023).
219
Thomas J. Kenny
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2011
Class I
Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
220
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
220

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-
2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses) (2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
220
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
220
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010–2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009–2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012–2014); formerly,
Trustee and Chairman of the Board of Trustees of Marian University
(2010–2013); formerly Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial Markets
Division (2007–2008), with various executive leadership roles in
ABN AMRO Bank N.V. between 1996 and 2007.
220

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Loren M. Starr
1961
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2022
Class III
Independent Consultant/Advisor (since 2021); formerly, Vice
Chair, Senior Managing Director (2020–2021), Chief Financial
Officer, Senior Managing Director (2005–2020), Invesco Ltd.;
Director (since 2023) and Chair of the Board (since 2025), formerly,
Chair of the Audit Committee (2024-2025), AMG; formerly, Chair and Member of the Board of Directors (2014–2021), Georgia
Leadership Institute for School Improvement (GLISI); formerly,
Chair and Member of the Board of Trustees (2014–2018), Georgia
Council on Economic Education (GCEE); Trustee, the College
Retirement Equities Fund and Manager, TIAA Separate Account
VA-1 (2022–2023).
219
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
220
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2008
Class II
Formerly, a Co–Founding Partner, Promus Capital (investment
advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); formerly, Chair and
Member of the Board of Directors (2021–2024), Kehrein Center for
the Arts (philanthropy); Member of the Board of Directors (since
2008), Catalyst Schools of Chicago (philanthropy); Member of the
Board of Directors (since 2012), formerly, Investment Committee
Chair (2017–2022), Mather Foundation Board (philanthropy);
formerly, Member (2005–2016), Chicago Fellowship Board
(philanthropy); formerly, Director, Fulcrum IT Services LLC
(information technology services firm to government entities)
(2010–2019); formerly, Director, LogicMark LLC (health services)
(2012–2016); formerly, Director, Legal & General Investment
Management America, Inc. (asset management) (2008–2013);
formerly, CEO and President, Northern Trust Global Investments
(financial services) (2004–2007); Executive Vice President,
Quantitative Management & Securities Lending (2000–2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); formerly, Member, Northern Trust Mutual
Funds Board (2005–2007), Northern Trust Global Investments
Board (2004–2007), Northern Trust Japan Board (2004–2007),
Northern Trust Securities Inc. Board (2003–2007) and Northern
Trust Hong Kong Board (1997–2004).
220

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New York-Presbyterian
Hospital (since 2005); Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022) of The John A. Hartford
Foundation (a philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-
2015) of the Board of Trustees of Mt. Holyoke College.
220
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Chair and Board
Member
2017
Class I
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
220
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer (Principal
Executive Officer)
2015 Senior Managing Director of Nuveen Fund Advisors, LLC, Nuveen Securities, LLC
and Nuveen; has previously held various positions with Nuveen.
Brett E. Black
1972
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Marc Cardella
1984
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Controller
(Principal
Financial Officer)
2024 Senior Managing Director, Head of Public Investment Finance of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC, Nuveen Asset Management, LLC,
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC, Managing
Director of Teachers Insurance and Annuity Association of America and TIAA SMA
Strategies LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer
of TIAA Separate Account VA-1 and the College Retirement Equities Fund.
Joseph T. Castro
1964
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2025 Executive Vice President, Chief Risk and Compliance Officer, formerly, Senior
Managing Director and Head of Compliance, Nuveen; Executive Vice President,
formerly, Senior Managing Director, Nuveen Securities, LLC; Senior Managing
Director, Nuveen Fund Advisors, LLC and Nuveen, LLC.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of Nuveen;
Managing Director, Assistant Secretary and Associate General Counsel of Nuveen
Asset Management, LLC; has previously held various positions with Nuveen;
Managing Director, Associate General Counsel and Assistant Secretary of Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC; Managing
Director, Associate General Counsel and Assistant Secretary, Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity
Association of America; Vice President and Assistant Secretary, TIAA-CREF Funds
and TIAA-CREF Life Funds; Vice President, Associate General Counsel, and Assistant
Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Senior Managing Director, Head of Public Product of Nuveen; President. formerly,
Senior Managing Director, of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President, Associate
General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC; formerly Corporate Counsel of Franklin Templeton
(2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Senior Managing Director, Division General Counsel of Nuveen; Senior Managing
Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC; Senior
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director and Assistant Secretary of TIAA SMA
Strategies LLC; Managing Director, Associate General Counsel and Assistant
Secretary of College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-
CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and Annuity Association
of America and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC, Teachers Advisors, LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds
and TIAA-CREF Life Funds; has previously held various positions with Nuveen;
Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice
President (2007-2021) and Secretary (2016-2021) of NWQ Investment Management
Company, LLC and Santa Barbara Asset Management, LLC.
R. Tanner Page
1985
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2025 Managing Director, formerly, Vice President of Nuveen; has previously held various positions with Nuveen.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Senior Managing Director of Nuveen.

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund
Advisors, LLC; Vice President, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC and Nuveen
Asset Management, LLC; Vice President and Associate General Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director, Associate General Counsel
and Assistant Secretary of Teacher Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director of Nuveen, LLC and of TIAA.
(1) The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares, when applicable, to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed.
The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen complex.
(2) Officers serve indefinite terms until their successor has been duly elected and qualified, their death or their resignation or removal. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex .

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
4786862 RAN_CLO_0825P
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/interval-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Enhanced CLO Income Fund

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
August 31, 2025	$60,679	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

August 31, 2024[5]	$0	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	Fund commenced operations on 1/10/2025.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-

approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
August 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

August 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
August 31, 2025	$0	$0	$11,084,014	$11,084,014
August 31, 2024	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Matthew Thornton III, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio managers at the Sub-Adviser:

(a)(1)  Portfolio Manager Biographies

As of the date of filing this report, the following individuals at the Sub-Adviser (the “Portfolio Managers”) have primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Himani Trivedi is head of structured credit at Nuveen. She is responsible for managing loans and investments in structured credit across Nuveen-managed CLOs and various fixed income strategies. Previously, Himani served as a co-head of investments and head of structured credit at Nuveen affiliate Symphony Asset Management. She started at Nuveen under Symphony affiliate in 2004 on the convertibles desk, launched the CLO platform in 2005 and became co-Portfolio Manager for all CLOs in 2008. Prior to joining Nuveen, Himani worked on model validation for securitized products at Washington Mutual Bank and started her career in finance at ICICI Bank in India. Himani graduated with a B.S. in Chemical Engineering and an M.B.A. in Finance from Gujarat University, India and a Masters in Financial Engineering (MFE) from the Haas School of Business at University of California, Berkeley.

Joshua Grumer is a Senior Director and associate portfolio manager on Nuveen’s CLO team, where he has focused on CLO investments since 2017. His responsibilities span across investment grade, speculative grade and equity CLO tranche investing within Nuveen’s CLO strategies. Prior to joining Nuveen, Josh was at Crescent Capital from 2011 to 2017, where he was a member of the CLO tranche investing platform. From 2005 to 2011, he worked for Trust Company of the West, focusing on CLO surveillance and bank loan analytics. He began his career at Loan Pricing Corporation, contributing to bank loan mark-to-market pricing service. Joshua holds a B.S. in Business Administration from the University of Delaware and a M.B.A. from New York University’s Stern School of Business.

(a)(2)  Other Accounts Managed by Portfolio Managers

Other Accounts Managed. In addition to managing the registrant, the Portfolio Managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Himani Trivedi	Registered Investment Company	3	$1.41 billion
	Other Pooled Investment Vehicles	3	$15.22 billion
	Other Accounts	2	$1.59 billion

Joshua Grumer	Registered Investment Company	1	$79.85 million
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
*	Assets are as of August 31, 2025. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

(a)(3)  Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Managers’ compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

(a)(4)  Beneficial Ownership of Nuveen Enhanced CLO Income Fund Securities

As of August 31, 2025, the portfolio managers beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Himani Trivedi	X
Joshua Grumer	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced CLO Income Fund

Date: November 6, 2025	By: /s/ David J. Lamb
David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2025	By: /s/ David J. Lamb
David J. Lamb Chief Administrative Officer (principal executive officer)

Date: November 6, 2025	By: /s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)